Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000262359 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	29.50%
C000262359 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	70.40%
C000262359 | N/R
Holdings [Line Items]
Percent of Total Investments	0.10%
C000262359 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	94.00%
C000262359 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.00%
C000202320 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	51.30%
C000202320 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202320 | N/R
Holdings [Line Items]
Percent of Total Investments	20.10%
C000202320 | A
Holdings [Line Items]
Percent of Total Investments	2.60%
C000202320 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	5.40%
C000202320 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.60%
C000202320 | B
Holdings [Line Items]
Percent of Total Investments	0.90%
C000202320 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202320 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	1.00%
C000202320 | C
Holdings [Line Items]
Percent of Total Investments	0.60%
C000202320 | D
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202320 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	10.30%
C000202320 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	51.30%
C000202320 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	38.40%